Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Miscellaneous equity [abstract]
Legal reserve	₩ 782,249	₩ 782,249
Voluntary reserves	4,651,362	4,651,362
Unappropriated retained earnings	5,822,458	4,527,539
Total	₩ 11,256,069	₩ 9,961,150	₩ 9,778,707	₩ 9,778,707	₩ 9,147,467